UNITED STATES

            SECURITIES AND EXCHANGE COMMISION

                 Washington, D.C.  20549



                       FORM 13F


                  FORM 13F COVER PAGE


Report for Quarter Ended: March 31, 2012


Check here if Amendment [  ]; Amendment Number:
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:                    Insight 2811, Inc.
Address:                 755 W. Big Beaver Rd.
                         Suite 1275
                         Troy, MI 48084

13F File Number: 28-11441


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedule, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Arthur E. Zaske
Title: Chief Compliance Officer
Phone: 248-687-7200


Signature, Place, and Date of Signing:

Arthur Zaske   Troy, Michigan    Tuesday, May 15, 2012


Report Type  (Check only one.):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

Signature, Place, and Date of Signing:

                  FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included: 0

Form 13F Information Table Entry: 79

Form 13F Information Table Value: 180,696 (x1000)

List of Other Included Managers: None

                                   TITLE                 VALUE  SHARES/   SH/  PUT/ INVEST  OTHER  VOTING AUTH.
NAME OF ISSUER                   OF CLASS       CUSIP   (x1000) PRN AMT   PRN  CALL DISCRT  MGRS   SOLE SHARED NONE
-------------------------------- ----------  ---------  ------- -------  ----  ----- ------- ----- ----- ----- ----
American Express Co            COM          025816109        742      12823 SH        SOLE           12823
Amex Utilities Select SPDR     COM          81369Y866       4506     128590 SH        SOLE          128590
Anadigics Inc                  COM          032515108        320     135000 SH        SOLE          135000
Apple Computer Inc             COM          037833100        318        530 SH        SOLE             530
Arch Capital Group             COM          G0450A105       1754      47103 SH        SOLE           47103
Ashland Inc                    COM          044209104       1221      20000 SH        SOLE           20000
Beam Inc Com                   COM          073730103       2221      37926 SH        SOLE           37926
Beazer Homes Inc               COM          07556Q105        325     100000 SH        SOLE          100000
Berkshire Hathaway Cl A        COM          084670108      18894        155 SH        SOLE             155
Boeing Co                      COM          097023105        968      13020 SH        SOLE           13020
Bryn Mawr Bank Corp Com        COM          117665109        337      15000 SH        SOLE           15000
Calamos Convertible            COM          128117108        196      15340 SH        SOLE           15340
Caterpillar Inc Del Com        COM          149123101        837       7862 SH        SOLE            7862
Centurylink                    COM          156700106       4265     110339 SH        SOLE          110339
Cerner Corp                    COM          156782104        807      10593 SH        SOLE           10593
Check Point Software Tech      COM          M22465104       1002      15701 SH        SOLE           15701
Chevron Corp                   COM          166764100       1072       9996 SH        SOLE            9996
Cisco Sys Inc Com              COM          17275R102        303      14317 SH        SOLE           14317
Consolidated Edison NY         COM          209115104       1039      17787 SH        SOLE           17787
CVS/Caremark Corp              COM          126650100       1003      22392 SH        SOLE           22392
Daily Journal Corp S C         COM          233912104        391       5000 SH        SOLE            5000
Davita Inc                     COM          23918K108        893       9907 SH        SOLE            9907
Deere & Co Com                 COM          244199105        819      10119 SH        SOLE           10119
Diageo PLC                     COM          25243Q205        888       9207 SH        SOLE            9207
Dow Chem Co Com                COM          260543103        868      25063 SH        SOLE           25063
Duke Energy Company            COM          26441C105       5885     281970 SH        SOLE          281970
Eaton Vance Limited            COM          27828H105       4484     279380 SH        SOLE          279380
Ecolab                         COM          278865100        889      14403 SH        SOLE           14403
Entegris                       COM          29362U104        384      41100 SH        SOLE           41100
Exxon Mobil Corp Com           COM          30231G102       1428      16461 SH        SOLE           16461
Ford Mtr Co Del Com            COM          345370860        144      11526 SH        SOLE           11526
Fortune Brands Home &          COM          34964c106        837      37926 SH        SOLE           37926
Gladstone Investment           COM          376546107        403      53200 SH        SOLE           53200
GP Strategies Corp             COM          36225V104        525      30000 SH        SOLE           30000
Headwaters Inc                 COM          42210p102        460     110000 SH        SOLE          110000
Honeywell International        COM          438516106        879      14392 SH        SOLE           14392
Intel Corp Com                 COM          458140100       1061      37728 SH        SOLE           37728
Intl Business Machines         COM          459200101       1280       6050 SH        SOLE            6050
Invesco Van Kampen             COM          46132R104       4128     353445 SH        SOLE          353445
Invesco Van Kampen             COM          46131H107         98      19870 SH        SOLE           19870
IShares 1-3 Year               COM          464287457       1301      15434 SH        SOLE           15434
IShares DJ US Home             COM          464288752        977      66398 SH        SOLE           66398
IShares Iboxx $ Investop       COM          464287242       1253      10837 SH        SOLE           10837
IShares Intermediate           COM          464288638        553       5076 SH        SOLE            5076
IShares Lehman                 COM          464287176       2096      17815 SH        SOLE           17815
Ishares Msci Eafe Index        COM          464287465       4309      78497 SH        SOLE           78497
Ishares Msci Japan Fund        COM          464286848        161      15861 SH        SOLE           15861
IShares Russell 1000           COM          464287614      25250     382119 SH        SOLE          382119
IShares Russell 1000           COM          464287598       1832      26145 SH        SOLE           26145
Ishares Russell 2000           COM          464287655        397       4792 SH        SOLE            4792
IShares Russell 2000           COM          464287648       2080      21805 SH        SOLE           21805
IShares Russell 2000           COM          464287630       1935      26514 SH        SOLE           26514
Ishares Russell Midcap         COM          464287481      24881     395753 SH        SOLE          395753
IShares Russell Midcap         COM          464287473       1791      37202 SH        SOLE           37202
Johnson & Johnson Com          COM          478160104        340       5152 SH        SOLE            5152
JP  Morgan Chase & Co          COM          46625H100       1061      23068 SH        SOLE           23068
JPMorgan Alerian MLP           COM          46625H365       3864      98716 SH        SOLE           98716
Kronos Worldwide               COM          50105F105        953      38221 SH        SOLE           38221
Marsh & Mclennan Cos Inc       COM          571748102        736      22461 SH        SOLE           22461
Merck & Co Inc Com             COM          58933Y105        455      11843 SH        SOLE           11843
Microsoft Corp Com             COM          594918104       1183      36666 SH        SOLE           36666
National Financial             COM          67059L102        394      26000 SH        SOLE           26000
Permian Basin Royalty          COM          714236106       4750     207697 SH        SOLE          207697
Pfizer Inc                     COM          717081103       1241      54792 SH        SOLE           54792
Pimco 1-5 Year US Tips         COM          72201R205       4043      74794 SH        SOLE           74794
Prologis Trust                 COM          743410102       5340     148242 SH        SOLE          148242
Qualcom Inc                    COM          747525103        974      14318 SH        SOLE           14318
Royal Bank CDA Montreal        COM          780087102        985      16971 SH        SOLE           16971
San Juan Basin Royalty Tr      COM          798241105       2647     136531 SH        SOLE          136531
Schlumberger Ltd Com           COM          806857108        827      11830 SH        SOLE           11830
Seadrill LTD                   COM          G7945E105        458      12211 SH        SOLE           12211
Spectra Energy Corp            COM          847560109       5210     165128 SH        SOLE          165128
Standard & Poors               COM          78462F103        316       2243 SH        SOLE            2243
Starbucks Corp                 COM          855244109       1938      34680 SH        SOLE           34680
Tortoise Energy                COM          89147L100       1032      25031 SH        SOLE           25031
Tractor Supply Company         COM          892356106       1768      19525 SH        SOLE           19525
Transcanada Corp               COM          89353D107        812      18884 SH        SOLE           18884
VMware Inc - Class A           COM          928563402       1437      12787 SH        SOLE           12787
Yasheng Group                  COM          98508U104        242     356344 SH        SOLE          356344